SCHEDULE OF CONDENSED STATEMENTS OF RESULT OF OPERATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Total operating expenses	$ (70,738)	¥ (516,340)	¥ (383,906)	¥ (461,741)
Investment income	576	4,203	4,648	3,274
Other income	5,709	41,672	74,321	9,202
Income (loss) before income taxes	(20,057)	(146,411)	110,499	(180,438)
Income tax expense	(9)	(69)
Net income (loss)	$ (20,066)	(146,480)	110,499	(180,438)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Total operating expenses		(3,230)	(3,613)	(1,694)
Interest income		665
Investment income		1	303	447
Other income		4,712
Share of gains (losses) from subsidiaries and the VIE		(148,628)	113,809	(179,191)
Income (loss) before income taxes		(146,480)	110,499	(180,438)
Income tax expense
Net income (loss)		¥ (146,480)	¥ 110,499	¥ (180,438)